Short Term Investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short Term Investments [Abstract]
Gain (loss) from sales of investments	¥ 52.7	$ 7.4	¥ (88.3)	¥ 2.5